Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 30, 2017	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Long-term contract, estimated total cost		$ 2,000,000
Royalty on sales, percentage		1.00%
Royalty, term		21 years
Royalty payment, annual minimum		$ 20,000
Other commitment		191,393
Legal fees						$ 15,393
Accounts payable, other, current						176,000
Accrued royalties, current				$ 20,000		140,000
Payments to acquire intangible assets		$ 8,983	$ 36,000	20,227	$ 57,532	84,556
Extinguishment of debt, amount				120,000
Accrued patent costs				36,000
Other expenses						$ 36,000
Payments for royalties			20,000
Payment for contingent consideration liability, operating activities			240,000
Contingent payments, annual increase			$ 20,000
Contingent consideration liability operating activities				240,000
Fixed contingent consideration liability operating activities				120,000
Finite-lived intangible assets, period increase (decrease)				$ (120,000)
Percentage applied on outstanding shares for warrant to purchase shares of common stock	3.00%